RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					12 Months Ended
	Jan. 01, 2021	Oct. 01, 2020	Jan. 02, 2020	Jun. 24, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 16, 2020
General and administrative expense					$ 3,303,581	$ 9,088,841
Shares issued upon exercise of warrants					28,770,478	29,320,478
Equity payable					$ 3,157,789	$ 3,157,789
Rent					48,000	$ 48,000
Shares issued for service shares						7,354,312
Service [Member]
Annual service			$ 120,000
Benjamin Kaplan [Member]
Shares issued upon exercise of warrants							3,358,498
Warrants issued during period, value							$ 720,695
Chief Executive Officer [Member]
General and administrative expense					288,000
Annual salary compensation					$ 24,000
Chief Techonology Officer [Member]
Shares issued for service shares					6,015,793
Shares issued for service value					$ 27,372
Accrued expenses					209,597	$ 138,360
Executive Consulting Agreement [Member]
Accrued Liabilities					600,748	210,900
[custom:AccruedCompensationEquity-0]					3,157,789	3,157,789
General and administrative expense					408,400	1,691,226
Payments to Employees					$ 0
Conversion rate					10.00%
Payments cashflows					$ 250,000
Equity payable					0	1,282,826
Executive Consulting Agreement [Member] | Benjamin Kaplan [Member]
Initial term	36 months			24 months
Common stock issued and outstanding percentage							5.00%	5.00%
Warrants exercise price								$ 0.01
Warrant expiry date								Apr. 16, 2022
Executive Consulting Agreement [Member] | Benjamin Kaplan [Member] | Minimum [Member]
Payment for contingent consideration							$ 500,000
Payment of consideration for rendered services							$ 1,000,000
Executive Consulting Agreement [Member] | Chief Executive Officer [Member]
General and administrative expense					0	1,282,826
Equity payable					3,157,789	3,157,789
Other expenses					3,000
Reimbursement expenses					700
Rent					4,000
Consulting Agreement [Member] | Chief Financial Officer [Member]
Minimum payments		$ 1,500
Accrued expense					$ 31,600	$ 16,500